--------------------------------------------------------------------------------
Alliance
Municipal
Trust

-California Portfolio
--------------------------------------------------------------------------------

                            AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 2000

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 2000 (unaudited)    Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)      Security(a)                                 Yield             Value
--------------------------------------------------------------------------------
             MUNICIPAL BONDS-83.8%
             CALIFORNIA-81.9%
             ABAG Finance
             Authority COP
             (Harker School
             Foundation)
             Series 98
$ 2,725      1/01/23 (b) .......................          4.35%      $ 2,725,000
             Alameda Contra-Costa
             (Capital Improvements)
             AMBAC
             Series 99H
  4,565      11/01/14 (b) ......................          4.25         4,565,000
             Alameda County Board
             of Education TRAN
             Series 00
 10,475      7/05/01 ...........................          4.24        10,514,183
             Alameda County IDA
             (Edward L. Shimmon Inc.)
             Series 96A AMT
  5,700      11/01/26 (b) ......................          4.20         5,700,000
             Alameda County IDA
             (Heat & Control Inc. ..............
             Project)
             Series 95A AMT
  4,900      11/01/25 (b) ......................          4.35         4,900,000
             Alameda County IDA
             (JMS Family Partnership
             Project)
             Series 95A AMT
  2,230      10/01/25 (b) ......................          4.35         2,230,000
             Alameda County IDA
             (Meskimen Family Trust)
             Series 98 AMT
  5,900      4/01/28 (b) .......................          4.10         5,900,000
             Alameda County IDA
             (Ream Enterprises Project)
             Series A AMT
  1,310      11/01/20 (b) ......................          4.35         1,310,000
             Auburn Union School
             District COP
             (Capital Improvement
             Project)
             Series 97
  5,000      12/01/23 (b) ......................          4.05         5,000,000
             Big Bear Lake IDA
             (Southwest Gas Corp.)
             Series 93A AMT
 15,000      12/01/28 (b) ......................          4.15        15,000,000
             California County IDA
             (S&P Investment Project)
             Series 88A AMT
    870      9/01/08 (b) .......................          5.00           870,000
             California Economic
             Development Authority
             (Marko Foam Products
             Inc.)
             Series 96 AMT
  2,765      10/01/26 (b) ......................          4.90         2,765,000
             California Economic
             Development Finance
             Authority
             (Valley Plating Works
             Inc.)
             Series 95 AMT
  5,260      10/01/20 (b) ......................          4.90         5,260,000
             California Health
             Facilities Financing
             Authority
             (Adventist Health
             Systems)
             Series 91A
  4,400      8/01/21 (b) .......................          4.30         4,400,000
             California HFA
             (Home Mortgage)
             Series 00X-1 FSA
  1,000      8/01/15 (b) .......................          4.05         1,000,000
             California Infrastructure
             and Economic
             Development Bank
             (Nelson Name Plate Co. ............
             Project)
             Series 99 AMT
  2,800      5/01/14 (b) .......................          4.20         2,800,000
             California Pollution
             Control Finance
             Authority
             (Athens Disposal Co.,
             Inc.)
             Series 95A AMT
  3,900      1/01/16 (b) .......................          4.60         3,900,000
             California Pollution
             Control Finance
             Authority
             (Atlas Disposal
             Industries LLC)
             Series 99A AMT
  2,400      5/01/19 (b) .......................          4.65         2,400,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

Principal
Amount
 (000)      Security(a)                                      Yield         Value
--------------------------------------------------------------------------------
            California Pollution
            Control Finance
            Authority
            (BLT Enterprises)
            Series 99A AMT
$  4,000    4/01/14 (b) .....................                4.60%   $ 4,000,000
            California Pollution
            Control Finance
            Authority
            (Blue Line Transfer
            Inc.)
            Series 99A AMT
   5,000    8/01/19 (b) .....................                4.60      5,000,000
            California Pollution
            Control Finance
            Authority
            (Browning Ferris
            Industries of California)
            Series A AMT
  10,000    9/01/19 (b) .....................                4.15     10,000,000
            California Pollution
            Control Finance
            Authority
            (Burney Forest Project)
            Series 88A AMT
   3,600    9/01/20 (b) .....................                4.15      3,600,000
            California Pollution
            Control Finance
            Authority
            (Burrtec Waste Project)
            Series 00A AMT
   8,240    6/01/20 (b) .....................                4.70      8,240,000
            California Pollution
            Control Finance
            Authority
            (Burrtec Waste Project)
            Series 97B AMT
   1,800    7/01/12 (b) .....................                4.70      1,800,000
            California Pollution
            Control Finance
            Authority
            (Burrtec Waste Project)
            Series 98A AMT
   1,500    5/01/05 (b) .....................                4.70      1,500,000
            California Pollution
            Control Finance
            Authority
            (Burrtec Waste Project)
            Series A AMT
   1,200    10/01/02 (b) ....................                4.70      1,200,000
            California Pollution
            Control Finance
            Authority
            (Colmac Energy Project)
            Series 90A AMT
   4,600    12/01/16 (b) ....................                4.10      4,600,000
            California Pollution
            Control Finance
            Authority
            (Contra Costa Waste
            Services)
            Series A AMT
   4,725    12/01/10 (b) ....................                4.60      4,725,000
            California Pollution
            Control Finance
            Authority
            (CR & R Inc. Project)
            Series 95A AMT
   4,895    10/01/10 (b) ....................                4.65      4,895,000
            California Pollution
            Control Finance
            Authority
            (CR& R Inc. Project)
            Series 00A AMT
   3,175    9/01/10 (b) .....................                4.65      3,175,000
            California Pollution
            Control Finance
            Authority
            (Edco Disposal Corp. ............
            Project)
            Series 96A AMT
   2,685    10/01/16 (b) ....................                4.60      2,685,000
            California Pollution
            Control Finance
            Authority
            (Escondido/Jemco
            Equipment)
            Series 98A AMT
   2,900    7/01/13 (b) .....................                4.70      2,900,000
            California Pollution
            Control Finance
            Authority
            (Exxon Project)
            Series 89
   1,000    12/01/12 (b) ....................                3.65      1,000,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)     Security(a)                                Yield               Value
--------------------------------------------------------------------------------
            California Pollution
            Control Finance
            Authority
            (Gilton Solid Waste
            Management)
            Series 95A AMT
$   1,500   12/01/05 (b) ......................        4.20%         $ 1,500,000
            California Pollution
            Control Finance
            Authority
            (Greenteam of San Jose
            Project)
            Series 97A AMT
    2,535   8/01/12 (b) .......................        4.60            2,535,000
            California Pollution
            Control Finance
            Authority
            (Greenwaste Recovery)
            Series 99B AMT
    3,625   6/01/14 (b) .......................        4.65            3,625,000
            California Pollution
            Control Finance
            Authority
            (New United Motor
            Manufacturing)
            Series 98A AMT
    2,000   4/01/18 (b) .......................        4.20            2,000,000
            California Pollution
            Control Finance
            Authority
            (Sanger Project)
            Series A AMT
   17,500   9/01/20 (b) .......................        4.10           17,500,000
            California Pollution
            Control Finance
            Authority
            (Santa Clara Valley
            Industries)
            Series 98A
    1,865   3/01/18 (b) .......................        4.65            1,865,000
            California Pollution
            Control Finance
            Authority
            (Santa Fe Geothermal
            Inc.)
            Series 83
    2,400   9/01/13 (b) .......................        4.70            2,400,000
            California Pollution
            Control Finance
            Authority
            (Sunset Waste Paper, Inc.)
            Series 00A AMT
    5,775   11/01/20 (b) ......................        4.60            5,775,000
            California Pollution
            Control Finance
            Authority
            (West Valley Project)
            Series 00A AMT
    8,500   6/01/30 (b) .......................        4.70            8,500,000
            California Statewide
            Community Development
            Authority
            (Artefex Project)
            Series 97E AMT
    1,980   7/01/17 (b) .......................        5.35            1,980,000
            California Statewide
            Community Development
            Authority
            (Biocol Investments)
            Series 97B AMT
    1,305   5/01/22 (b) .......................        5.35            1,305,000
            California Statewide
            Community Development
            Authority
            (Chino Basin Municipal
            Water Project)
            Series 90 AMT
    3,315   8/01/10 (b) .......................        5.00            3,315,000
            California Statewide
            Community Development
            Authority
            (Contech Construction)
            Series 89 AMT
    1,080   5/01/09 (b) .......................        5.00            1,080,000
            California Statewide
            Community Development
            Authority
            (Delaware Mesa Farms
            Project)
            Series 99A AMT
    2,400   5/01/19 (b) .......................        4.20            2,400,000
            California Statewide
            Community Development
            Authority
            (Grundfos Pumps Corp. .............
            Project)
            Series 89
    1,000   5/01/09 (b) .......................        5.00            1,000,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================


Principal
 Amount
  (000)    Security(a)                                 Yield               Value
--------------------------------------------------------------------------------
           California Statewide
           Community Development
           Authority
           (Integrated Rolling Co.)
           Series 99A AMT
$  2,950   7/01/09 (b) ..........................      4.20%         $ 2,950,000
           California Statewide
           Community Development
           Authority
           (Jewish Federation Council)
           Series 00A
  10,100   5/01/30 (b) ..........................      4.10           10,100,000
           California Statewide
           Community Development
           Authority
           (Pacific Bearings Co. ................
           Project)
           Series 96L AMT
   1,795   10/01/06 (b) .........................      5.35            1,795,000
           California Statewide
           Community Development
           Authority
           (Primary Color Project)
           Series 97F AMT
   1,545   7/01/17 (b) ..........................      5.35            1,545,000
           California Statewide
           Community Development
           Authority
           (Sunrise of Moraga)
           Series 97G
   3,600   7/01/27 (b) ..........................      4.45            3,600,000
           California Statewide
           Economic Development
           Authority
           (Pioneer Converting Inc.)
           AMT
   1,720   4/01/16 (b) ..........................      4.35            1,720,000
           Carlsbad Unified School
           District COP
           (School Facility Bridge
           Funding)
           FSA
   6,000   9/01/23 (b) ..........................      4.00            6,000,000
   4,000   9/01/30 (b) ..........................      4.00            4,000,000
           Chula Vista IDA
           (Sutherland/Palumbo
           Project)
           AMT
   2,355   12/01/21 (b) .........................      4.90            2,355,000
           City of Vallejo COP
           (Capital Improvement
           Project)
           Series 00
  19,100   9/01/40 (b) ..........................      4.35           19,100,000
           City of West Hollywood
           COP
           (Public Facilities Corp.)
           Series 98
   3,135   2/01/25 (b) ..........................      4.65            3,135,000
           Commerce Joint Powers
           (Precision Wire
           Productions)
           AMT
   2,070   11/01/14 (b) .........................      4.35            2,070,000
           Contra Costa COP
           (Concord Healthcare
           Center)
           AMT
   3,155   12/01/12 (b) .........................      4.75            3,155,000
           Contra Costa County
           BOE TRAN
           Series 00
  20,000   7/05/01 ..............................      4.22           20,075,830
           Contra Costa County
           HFA MFHR
           (Park Regency Partners)
           Series 92A AMT
  31,300   8/01/32 (b) ..........................      4.10           31,300,000
           Fillmore COP
           (Water Systems Refining &
           Capital Project)
           Series 97
   7,205   5/01/29 (b) ..........................      4.30            7,205,000
           Fresno California
           (Trinity Health Credit
           Group)
           Series 00C
   7,150   12/01/30 (b) .........................      4.35            7,150,000
           Golden Empire School
           Finance Authority
           (Kern High School
           District Project)
           Series 99
   4,000   8/01/29 (b) ..........................      4.00            4,000,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                               Yield                Value
-------------------------------------------------------------------------------
           Indio HFA MFHR
           (Smoketree Apts.)
           Series A
$  3,750   12/01/07 (b) .......................      4.05%          $ 3,750,000
           Indio MFHR
           (Olive Courts Apts.)
           Series 96 AMT
     500   12/01/26 (b) .......................      4.40               500,000
           Irvine Ranch Water
           District
           Series 85
     800   10/01/04 (b) .......................      3.70               800,000
           Irvine Ranch Water
           District
           (Municipal Water)
           Series 86
     800   8/01/16 (b) ........................      3.75               800,000
           Long Beach
           (Southeast Facility
           Lease Revenue)
           Series 95A
   9,561   12/01/18 (b) .......................      4.00             9,561,000
           Long Beach
           (Southeast Facility
           Lease Revenue)
           Series 95B AMT
  25,200   12/01/18 (b) .......................      4.10            25,200,000
           Los Angeles Community
           Redevelopment Agency
           (Broadway Spring Center)
           Series 87 AMT
  10,500   7/01/12 (b) ........................      4.40            10,500,000
           Los Angeles County
           HFA MFHR
           (Diamond Park Apts
           Project)
           Series 87A AMT
  14,200   2/01/09 (b) ........................      5.25            14,200,000
           Los Angeles County
           HFA MFHR
           (Valencia Village)
           Series 84
  12,400   10/01/14 (b) .......................      5.25            12,400,000
           Los Angeles County
           Housing Authority
           MFHR
           (Canyon County Villas)
           Series 85H
  10,100   12/01/07 (b) .......................      5.25            10,100,000
           Los Angeles HFA MFHR
           (Mission Village Apts.)
           Series 97D AMT
   3,540   7/01/27 (b) ........................      4.15             3,540,000
           Los Angeles IDA
           (Delta Tau Data Systems
           Inc.)
           Series 98 AMT
   3,800   8/01/23 (b) ........................      4.30             3,800,000
           Milpitas MFHR
           (The Crossing at
           Montague)
           Series 00A AMT
   7,500   8/15/33 (b) ........................      4.10             7,500,000
           Oakland-Alameda
           County
           (Coliseum Project)
           Series 00C-2
  13,950   2/01/25 (b) ........................      4.05            13,950,000
           Oceanside HFA MFHR
           (Riverview Springs Apts.)
           Series 90A AMT
  16,565   7/01/20 (b) ........................      4.13            16,565,000
           Orange County MFHR
           (Aliso Creek Project)
           Series B
   9,000   11/01/22 (b) .......................      3.85             9,000,000
           Orange County MFHR
           (Village Niguel)
           Series 85AA
   3,765   12/01/08 (b) .......................      4.25             3,765,000
           Orange County MFHR
           (Wood Canyon Villas)
           Series 91 AMT
   4,100   12/01/21 (b) .......................      4.05             4,100,000
           Panama-Buena Vista
           (Unified School District
           Capital Improvement
           Financing Project)
   5,000   6/01/24 (b) ........................      4.90             5,000,000
           Pleasant Hill
           Redevelopment Agency
           MFHR
           (Chateau III Project)
           Series 96A AMT
   2,260   8/01/26 (b) ........................      4.45             2,260,000
           Riverside County COP
           Series 85A
   4,400   12/01/15 (b) .......................      4.30             4,400,000

STATEMENT OF NET ASSETS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                 Yield               Value
--------------------------------------------------------------------------------
           Roseville County High
           School District COP
           (Northwest Roseville
           Land Project)
           Series 91
$  2,320   8/01/06 (b) ........................         4.45%       $  2,320,000
           Sacramento County
           Airport Facility
           (Cessna Aircraft Co.)
           Series 98 AMT
   3,700   11/01/28 (b) .......................         4.35           3,700,000
           Sacramento County
           Sanitation District
           (Sacramento Regional)
           Series 00
  11,100   12/01/30 (b) .......................         3.90          11,100,000
           San Bernardino County
           HFA MFHR
           (Mountain View Apts.)
           Series 97A
   6,000   3/01/27 (b) ........................         4.00           6,000,000
           San Francisco
           Redevelopment Agency
           MFHR
           (Antonia Manor Apts.)
           Series 00E AMT
   7,070   12/01/32 (b) .......................         4.15           7,070,000
           San Francisco
           Redevelopment Agency
           MFHR
           (Third & Mission)
           Series 99C AMT
   7,500   7/01/34 (b) ........................         3.95           7,500,000
           Santa Clara County
           Hospital Facility
           (Aces El Comino
           Hospital District)
           Series B
  15,675   8/01/15 (b) ........................         4.55          15,675,000
           Santa Clara County
           Transportation District
           (Refunding Equipment
           Trust)
           AMBAC Series 85A
  14,525   6/01/15 (b) ........................         4.25          14,525,000
           Santa Fe Springs IDA
           (Metal Center Inc. Project)
           Series 89A AMT
   2,300   7/01/14 (b) ........................         4.20           2,300,000
           Simi Valley HFA MFHR
           (Lincoln Wood Ranch)
           Series 90
  10,000   6/01/10 (b) ........................         4.30          10,000,000
           Simi Valley HFA MFHR
           (Shadowridge Apts.)
           Series 89
   5,000   9/01/19 (b) ........................         4.10           5,000,000
           South Coast Local
           Education TRAN
           Series 00
  20,000   7/03/01 ............................         4.22          20,075,005
           Southern California
           Public Power
           Authority
           (Transmission Project)
           FSA Series 00A
  11,600   7/01/23 (b) ........................         3.90          11,600,000
           Yolo County MFHR
           (Primero Grove)
           Series A
   6,000   11/01/27 (b) .......................         4.00           6,000,000
                                                                    ------------
                                                                     613,151,018
                                                                    ------------
           PUERTO RICO-1.9%
           Puerto Rico Highway &
           Transportation
           AMBAC Series 98A
   9,200   7/01/28 (b) ........................         3.90           9,200,000
           Puerto Rico Industrial,
           Medical, Higher
           Education &
           Environmental Authority
           (Ana G. Mendez
           University Systems
           Project)
           Series 98
   5,000   10/01/21 (b) .......................         4.35           5,000,000
                                                                    ------------
                                                                      14,200,000
                                                                    ------------
           Total Municipal Bonds
           (amortized cost
           $627,351,018)  .....................                      627,351,018
                                                                    ------------
           COMMERCIAL PAPER-13.5%
           CALIFORNIA-10.4%
           Los Angeles County MTA
           (Second Subordinate
           Sales Tax)
           Series A
  15,900   3/08/01 ............................         3.70          15,900,000

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                   Yield             Value
--------------------------------------------------------------------------------
$ 20,000   4/10/01 ..............................        3.85%      $ 20,000,000
           Los Angeles Water &
           Power
           (Electric Plant Certificates)
  11,500   4/11/01 ..............................        3.85         11,500,000
           San Diego Unified Port
           Facility
           Series B
  13,069   3/06/01 ..............................        4.00         13,069,000
           San Francisco Airport
           Commission
           Series 97B
   2,400   3/15/01 ..............................        3.90          2,400,000
           San Francisco Bay Area
           Rapid Transit
           Series 98A
  11,000   3/07/01 ..............................        3.70         11,000,000
           San Francisco Bay Area
           Rapid Transit
           Series 99C
   4,000   3/14/01 ..............................        3.90          4,000,000
                                                                    ------------
                                                                      77,869,000
                                                                    ------------
           PUERTO RICO-3.1%
           Puerto Rico Government
           Development Bank
  14,617   3/28/01 ..............................        3.75         14,617,000
   8,500   5/01/01 ..............................        3.75          8,500,000
                                                                    ------------
                                                                      23,117,000
                                                                    ------------
           Total Commercial Paper
           (amortized cost
           $100,986,000)  .......................                    100,986,000
                                                                    ------------
           TOTAL
           INVESTMENTS-97.3%
           (amortized cost
           $728,337,018)  .......................                    728,337,018
           Other assets less
           liabilities-2.7% .....................                     20,363,896
                                                                    ------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           748,762,819 shares
           outstanding) .........................                   $748,700,914
                                                                    ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation Agency/Authority
      AMT   - Alternative Minimum Tax
      BOE   - Board of Education
      COP   - Certificate of Participation
      FSA   - Financial Security Assurance, Inc.
      HFA   - Housing Finance
      IDA   - Industrial Development Authority
      MFHR  - Multi-Family Housing Revenue
      MTA   - Mass Transit Authority
      TRAN  - Tax & Revenue Anticipation

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000
(unaudited)                      Alliance Municipal Trust - California Portfolio
================================================================================

INVESTMENT INCOME
  Interest ..................................................                $16,958,512
EXPENSES
  Advisory fee (Note B) .....................................   $ 2,235,959
  Distribution assistance and administrative service (Note C)     1,798,665
  Transfer agency (Note B) ..................................       144,698
  Custodian fees ............................................       100,274
  Registration fees .........................................        54,841
  Printing ..................................................        29,826
  Audit and legal fees ......................................        11,281
  Trustees' fees ............................................         1,500
  Miscellaneous .............................................         5,436
                                                                -----------
  Total expenses ............................................                  4,382,480
                                                                             -----------
  Net investment income .....................................                 12,576,032
                                                                             -----------
REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions ..............                      7,021
                                                                             -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................                $12,583,053
                                                                             ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                        Six Months Ended       Year Ended
                                                        December 31, 2000       June 30,
                                                           (unaudited)            2000
                                                        =================    =============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income .............................     $  12,576,032      $  21,056,532
  Net realized gain (loss) on investment transactions             7,021            (44,929)
                                                          -------------      -------------
  Net increase in net assets from operations ........        12,583,053         21,011,603
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income .............................       (12,576,032)       (21,056,532)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E) ..................      (183,298,608)       276,393,827
                                                          -------------      -------------
  Total increase (decrease) .........................      (183,291,587)       276,348,898
NET ASSETS
  Beginning of period ...............................       931,992,501        655,643,603
                                                          -------------      -------------
  End of period .....................................     $ 748,700,914      $ 931,992,501
                                                          =============      =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (unaudited)    Alliance Municipal Trust - California Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio and Alliance Municipal Trust-Pennsylvania Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .98% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2000.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $45,915 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $1,128 under an expense offset arrangement with Alliance Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS
(continued)                      Alliance Municipal Trust - California Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $1,117,980. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $680,685, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $17,865, of which $13,804 expires in 2002, $3,239 expires in 2003 and, $822 expires in 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio had deferred capital losses occurring subsequent to October 31, 1999 of $44,929. For tax purposes, such losses will be reflected in the year ending June 30, 2001.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2000, capital paid-in aggregated $748,756,687. Transactions, all at $1.00 per share, were as follows:

                                               Six Months Ended       Year Ended
                                               December 31, 2000       June 30,
                                                  (unaudited)            2000
                                               =================    ==============
Shares sold ...............................      1,144,133,226       3,359,359,238
Shares issued on reinvestments of dividends         12,576,032          21,056,532
Shares redeemed ...........................     (1,340,007,866)     (3,104,021,943)
                                                --------------      --------------
Net increase (decrease) ...................       (183,298,608)        276,393,827
                                                ==============      ==============

FINANCIAL HIGHLIGHTS             Alliance Municipal Trust - California Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                        Six Months
                                          Ended
                                       December 31,                         Year Ended June 30,
                                           2000         ================================================================
                                       (unaudited)        2000         1999         1998           1997           1996
                                       ============     ========     ========     ========       ========       ========
Net asset value, beginning of period     $   1.00       $   1.00     $   1.00     $   1.00       $   1.00       $   1.00
                                         --------       --------     --------     --------       --------       --------
Income From Investment Operations
Net investment income ..............         .014           .024         .022         .027(a)        .027(a)        .029(a)
                                         --------       --------     --------     --------       --------       --------
Less: Dividends
Dividends from net investment income        (.014)         (.024)       (.022)       (.027)         (.027)         (.029)
                                         --------       --------     --------     --------       --------       --------
Net asset value, end of period .....     $   1.00       $   1.00     $   1.00     $   1.00       $   1.00       $   1.00
                                         ========       ========     ========     ========       ========       ========
Total Return
Total investment return based on net
  asset value (b) ..................         1.43%          2.39%        2.20%        2.74%          2.76%          2.91%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ..................     $748,701       $931,993     $655,644     $422,464       $357,148       $297,862
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements .................          .98%(c)        .97%         .98%         .96%           .93%           .93%
  Expenses, before waivers and
    reimbursements .................          .98%(c)        .97%         .98%         .97%           .96%           .94%
  Net investment income ............         2.81%(c)       2.38%        2.18%        2.71%(a)       2.73%(a)       2.86%(a)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                 Alliance Municipal Trust - California Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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

Alliance Municipal Trust - California Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |3| |0| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

AllianceCapital[LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCASR1200